29. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of consolidated results

For purposes of reconciliation of the consolidated result, the amounts recorded by these companies are not included in the "Corporate expenses/elimination" column.

								12/31/2020
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/ elimination	Consolidated
			Port	Railroads
Net revenue (note 25)	16,602,895	12,683,231	256,371	1,489,647	172,859	858,192	(1,999,175)	30,064,020
Cost of sales and services (note 26)	(14,170,692)	(5,531,763)	(187,860)	(1,094,130)	(128,227)	(647,132)	2,634,903	(19,124,901)
Gross profit	2,432,203	7,151,468	68,511	395,517	44,632	211,060	635,728	10,939,119
General and administrative expenses (note 26)	(922,862)	(179,806)	(21,949)	(114,970)	(30,243)	(88,232)	(1,150,813)	(2,508,875)
Other operating (income) expenses, net (note 27)	(392,061)	(665,881)	(5,420)	52,569	(2,967)	(44,893)	(1,728,909)	(2,787,562)
Equity in results of affiliated companies (note 10)	-	-	-	-	-	-	71,755	71,755
Operating result before Financial Income and Taxes	1,117,280	6,305,781	41,142	333,116	11,422	77,935	(2,172,239)	5,714,437

Sales by geographic area
Asia		7,461,791					1,144,614	8,606,405
North America	922,299							922,299
Latin America	327,900					995		328,895
Europe	3,627,011	3,688,851						7,315,862
Others	4,346							4,346
Foreign market	4,881,556	11,150,642				995	1,144,614	17,177,807
Domestic market	11,721,339	1,532,589	256,371	1,489,647	172,859	857,197	(3,143,789)	12,886,213
Total	16,602,895	12,683,231	256,371	1,489,647	172,859	858,192	(1,999,175)	30,064,020

								12/31/2019
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/ elimination	Consolidated
			Port	Railroads
Net revenue (note 25)	13,949,032	10,027,649	240,451	1,321,355	325,343	570,805	(998,218)	25,436,417
Cost of sales and services (note 26)	(12,962,861)	(4,396,247)	(173,344)	(1,030,210)	(266,754)	(607,719)	2,173,871	(17,263,264)
Gross profit	986,171	5,631,402	67,107	291,145	58,589	(36,914)	1,175,653	8,173,153
General and administrative expenses (note 26)	(834,977)	(186,189)	(34,560)	(109,770)	(29,034)	(91,466)	(1,567,874)	(2,853,870)
Other operating (income) expenses, net (note 27)	(1,055,190)	(218,009)	(3,860)	147,155	(1,486)	(40,630)	(731,061)	(1,903,081)
Equity in results of affiliated companies (note 10)							125,715	125,715
Operating result before Financial Income and Taxes	(903,996)	5,227,204	28,687	328,530	28,069	(169,010)	(997,567)	3,541,917

Sales by geographic area
Asia	2,980	6,742,946					1,463,870	8,209,796
North America	767,977							767,977
Latin America	169,036							169,036
Europe	2,978,994	2,357,867						5,336,861
Others	2,046							2,046
Foreign market	3,921,033	9,100,813					1,463,870	14,485,716
Domestic market	10,027,999	926,836	240,451	1,321,355	325,343	570,805	(2,462,088)	10,950,701
Total	13,949,032	10,027,649	240,451	1,321,355	325,343	570,805	(998,218)	25,436,417

								12/31/2018
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/ elimination	Consolidated
			Port	Railroads
Net revenue (note 25)	15,634,143	5,984,781	266,378	1,506,114	410,606	588,230	(1,421,366)	22,968,887
Cost of sales and services (note 26)	(12,613,216)	(3,585,691)	(189,999)	(1,049,071)	(286,734)	(544,266)	2,163,321	(16,105,656)
Gross profit	3,020,927	2,399,091	76,378	457,043	123,872	43,965	741,956	6,863,231
General and administrative expenses (note 26)	(984,980)	(144,754)	(35,423)	(106,412)	(27,948)	(95,893)	(1,362,302)	(2,757,711)
Other operating (income) expenses, net (note 27)	1,993,790	(222,957)	(2,469)	(34,911)	(387)	299	971,970	2,705,335
Equity in results of affiliated companies (note 10)							135,706	135,706
Operating result before Financial Income and Taxes	4,029,736	2,031,379	38,486	315,721	95,537	(51,628)	487,330	6,946,561

Sales by geographic area
Asia	40,681	4,422,377					1,297,258	5,760,316
North America	1,506,041							1,506,041
Latin America	369,830							369,830
Europe	3,330,991	590,043						3,921,034
Others	58,229							58,229
Foreign market	5,305,771	5,012,420					1,297,258	11,615,450
Domestic market	10,328,372	972,360	266,378	1,506,114	410,606	588,230	(2,718,623)	11,353,437
Total	15,634,143	5,984,781	266,378	1,506,114	410,606	588,230	(1,421,366)	22,968,887